Commitments and Contingency (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingency (Textual)
Future minimum lease payments	$ 96,386
Rental expense incurred discontinued operations			$ 13,223
Contingency, description	The Labor Contract Law of the People's Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Severance payments	$ 663,069	429,256
Rent expense from continuing operations	$ 244,860	$ 101,012	$ 98,329
Non-cancelable leases, description	These non-cancelable leases have lease terms expiring through December 2018.
Management Employees [Member]
Commitments and Contingency (Textual)
Employment contracts, terms	3 years
Non Management Employees [Member]
Commitments and Contingency (Textual)
Employment contracts, terms	3 years